Supplemental Financial Statement Information Supplemental financial statement information (Assets Held for Sale) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 12,112	$ 0	$ 0	$ 12,112	$ 0
Gain (Loss) on Disposition of Property Plant Equipment		(12,112)
Loss on Disposal of Assets and Asset Impairment Charges	2,524	14,917	1,414	961	17,441	2,375
Assets held for disposal [Member]
Gain (Loss) on Disposition of Property Plant Equipment	(468)	1,259	0	0	791	0
Assets held in use [Member]
Gain (Loss) on Disposition of Property Plant Equipment	$ 2,992	$ 1,546	$ 1,414	$ 961	$ 4,538	$ 2,375